Net Loss Per Share - Additional Information (Detail) (Options And Restricted Stock [Member]) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Options And Restricted Stock [Member]
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	25	21	24